Feb. 28, 2019

Thrivent Mutual Funds

Supplement to Class A Shares Prospectus, Class S Shares Prospectus,

Thrivent Large Cap Stock Fund Class A Shares Summary Prospectus,

Thrivent Large Cap Stock Fund Class S Shares Summary Prospectus,

Thrivent Partner Worldwide Allocation Fund Class A Shares Summary Prospectus, and

Thrivent Partner Worldwide Allocation Fund Class S Shares Summary Prospectus

each dated February 28, 2019

Thrivent Large Cap Stock Fund

1.	Effective April 30, 2019, Thrivent Large Cap Stock Fund changed its name to Thrivent Global Stock Fund.

2.	Effective April 30, 2019, the first paragraph in “Principal Strategies” in the “Summary Section” of the prospectus for Thrivent Large Cap Stock Fund was deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities and invests at least 40% of assets in foreign securities (under normal market conditions). The Adviser focuses mainly on the equity securities of domestic and international companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in equity securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

3.
Effective April 30, 2019, the benchmark referenced in the “Average Annual Total Returns” table under “Summary Section—Performance” for Thrivent Large Cap Stock Fund was replaced with the following: MSCI All Country World Index—USD Net Returns.

4.	Effective April 30, 2019, the first paragraph under “Summary Section—Performance” for Thrivent Large Cap Stock Fund was replaced with the following:

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI All Country World Index—USD Net Returns, which measures the performance of developed and emerging stock markets throughout the world, and the MSCI World Large Cap Index—USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world. The Fund now compares its returns to the MSCI All Country World Index—USD Net Returns rather than the MSCI World Large Cap Index—USD Net Returns because the Fund believes it more accurately represents the Fund’s investment objective and principal strategies. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.

5.	Effective April 30, 2019, the “Average Annual Total Returns” table under “Summary Section—Performance” for Thrivent Large Cap Stock Fund was updated to include the following:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2018)

	1 Year	5 Years	10 Years
MSCI All Country World Index—USD Net Returns (reflects no deduction for fees, expenses or taxes)	(9.42)%	4.26%	9.46%

6.	Effective April 30, 2019, the following risk was added to the “Principal Risks” in the “Summary Section” for Thrivent Large Cap Stock Fund:

Quantitative Investing Risk. Quantitative Investing Risk is the risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

Thrivent Partner Worldwide Allocation Fund

7.
Effective April 30, 2019, Thrivent Partner Worldwide Allocation Fund changed its name to Thrivent International Allocation Fund. Principal Global Investors, LLC (“Principal”) and Aberdeen Asset Managers Limited (“Aberdeen”) no longer serve as subadvisers to the Fund. Goldman Sachs Asset Management, L.P. will continue to subadvise the Fund. Thrivent Asset Management, LLC currently manages a portion of the Fund and will also manage the portions previously managed by Principal and Aberdeen. As a result, all references to Principal and Aberdeen found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management of the Funds” section under the heading “Portfolio Management” for Thrivent Partner Worldwide Allocation Fund were deleted.

8.
Effective April 30, 2019, the current strategies described under “Summary Section—Thrivent Partner Worldwide Allocation Fund—Principal Strategies” were deleted in their entirety and replaced with the following:

The Fund seeks to achieve its objective by investing primarily in equity securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund’s investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund’s portfolio to the economic fortunes and risks of a foreign country. The Fund may also pursue its investment strategy by investing in equity derivatives such as swaps.

The Adviser will make asset allocation decisions among the various asset classes and has engaged Goldman Sachs Asset Management, L.P. (“GSAM”) to manage the Fund’s international small- and mid- cap equity assets. The Adviser will directly manage the remaining assets in the Fund.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-50%
International large-cap value	0-50%
International small- and mid-cap equities	0-30%
Emerging markets equity	0-25%
U.S. securities	0-10%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

In buying and selling securities for the Fund, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Fund’s holdings.

GSAM uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes. The Fund may make investment decisions that deviate from those generated by GSAM’s proprietary models, at the discretion of GSAM. In addition, GSAM may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on GSAM’s proprietary research.

9.
Effective April 30, 2019, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section—Fees and Expenses” for Class A Shares of Thrivent Partner Worldwide Allocation Fund were deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.67%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.32%
Less Fee Waivers and/or Expense Reimbursements[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.20%

EXAMPLE

1 Year	3 Years	5 Years	10 Years
$567	$838	$1,130	$1,959

10.
Effective April 30, 2019, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section—Fees and Expenses” for Class S Shares of Thrivent Partner Worldwide Allocation Fund were deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.67%
Distribution and Shareholder Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.79%

EXAMPLE

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

11.	Effective April 30, 2019, Credit Risk, High Yield Risk, Interest Rate Risk, Liquidity Risk, and Sovereign Debt Risk were removed from the “Principal Risks” in the “Summary Section.”